LONG TERM INCENTIVE PLANS ("LTIP") - Fair Value Assumptions (Details)	12 Months Ended
Dec. 31, 2018 CAD ($) year
Disclosure of share-based payment arrangements [Abstract]
Fair value per option | $	$ 0.46
Risk free interest rate	1.93%
Expected volatility	65.86%
Expected life (years) | year	4.4
Expected forfeiture rate	15.00%